Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [Line Items]
Inventories	₩ 14,179,167	₩ 14,557,419
Gross amount [member]
Disclosure of inventories [Line Items]
Finished goods	2,741,236	2,615,009
Merchandise	1,166,464	1,049,467
Semi-finished goods	2,659,707	3,039,516
Raw materials	3,764,453	3,237,691
Fuel and materials	1,038,854	921,742
Construction inventories	236,492	988,463
Materials-in-transit	2,889,334	2,965,306
Others	118,391	87,802
Inventories	14,614,931	14,904,996
Allowance for inventories valuation [member]
Disclosure of inventories [Line Items]
Finished goods	187,902	119,325
Merchandise	14,288	14,499
Semi-finished goods	103,751	67,842
Raw materials	113,413	128,812
Fuel and materials	6,060	6,694
Construction inventories	6,420	8,801
Others	3,930	1,604
Inventories	(435,764)	(347,577)
Inventories	₩ 435,764	₩ 347,577